STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 36,063,997
Rollover	1,839,793
Employer	24,733,256
Total contributions	62,637,046
Interest on notes receivable from participants	807,050
Investment income:
Net appreciation in fair value of investments	143,467,365
Interest, dividends and other	19,366,058
Total Additions	226,277,519
Deductions
Distribution of benefits to participants	117,628,144
Administrative fees	249,069
Total Deductions	117,877,213
Net Increase	108,400,306
Net Assets Available for Benefits, beginning of year	1,041,154,520
Net Assets Available for Benefits, end of year	$ 1,149,554,826